Common Stock - Prior to Merger (Details) - $ / shares		1 Months Ended
	Jan. 04, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2020
Common Stock Warrants
Class of Warrant or Right [Line Items]
Conversion of convertible securities				143,452
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 0.06
Common Stock Warrants, Group One
Class of Warrant or Right [Line Items]
Conversion of convertible securities			425,146
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 0.06
Vendor Warrants
Class of Warrant or Right [Line Items]
Conversion of convertible securities	380,746	266,522	37,244
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 1.75	$ 1.75	$ 1.75
Common Stock Warrants, Group Two
Class of Warrant or Right [Line Items]
Conversion of convertible securities		178,840
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 0.06